Basis of Preparation (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Basis of Preparation [Line Items]
Funding reporting date	12 months
Bottom of Range [Member]
Basis of Preparation [Line Items]
Funding partnering	$ 2.8
Top of Range [Member]
Basis of Preparation [Line Items]
Funding partnering	$ 3.5